Schedule of related party transactions (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Maintenance [Member]
Service fee	$ 8,338	$ 11,000
Management Service [Member] | Services Agreement [Member]
Service fee	387,357	511,040
Cleaning Service [Member]
Service fee			$ 896	$ 1,199
Aircon Cleaning Service [Member]
Service fee	$ 218	$ 288